Time charter revenues and net investment in direct financing lease (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
Minimum lease payments	$ 589,074	$ 589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,606)	(440,606)
Initial direct cost, net	3,095	3,095
Net investment in direct financing lease	297,563	297,563
Principal repayment and amortization	(7,452)	(4,260)
Net investment in direct financing lease at December 31	290,111	293,303
Less: Current portion	(3,485)	(3,192)
Long term net investment in direct financing lease	$ 286,626	$ 290,111